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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 9/30/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 95.6%

 Energy - 5.2%

 Oil & Gas Equipment & Services - 2.3%

 559,343

 Halliburton Co.

 $

 19,772,775

 210,212

 Schlumberger, Ltd.

 14,498,322

 $

 34,271,097

 Oil & Gas Exploration & Production - 1.0%

 432,384

 Newfield Exploration Co. *

 $

 14,225,434

 Oil & Gas Refining & Marketing - 1.9%

 470,489

 Valero Energy Corp.

 $

 28,276,389

 Total Energy

 $

 76,772,920

 Materials - 1.6%

 Specialty Chemicals - 1.6%

 219,229

 Ecolab, Inc.

 $

 24,053,806

 Total Materials

 $

 24,053,806

 Capital Goods - 5.0%

 Aerospace & Defense - 2.5%

 385,983

 Honeywell International, Inc.

 $

 36,548,730

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 133,117

 WABCO Holdings, Inc. *

 $

 13,954,655

 Industrial Machinery - 1.6%

 456,293

 Ingersoll-Rand Plc

 $

 23,165,996

 Total Capital Goods

 $

 73,669,381

 Transportation - 3.3%

 Air Freight & Logistics - 1.4%

 212,834

 United Parcel Service, Inc. (Class B)

 $

 21,004,587

 Airlines - 1.9%

 696,380

 American Airlines Group, Inc.

 $

 27,040,435

 Total Transportation

 $

 48,045,022

 Consumer Durables & Apparel - 2.3%

 Homebuilding - 2.3%

 915,327

 PulteGroup, Inc.

 $

 17,272,220

 487,570

 Toll Brothers, Inc. *

 16,694,397

 $

 33,966,617

 Total Consumer Durables & Apparel

 $

 33,966,617

 Consumer Services - 2.1%

 Restaurants - 2.1%

 550,903

 Starbucks Corp.

 $

 31,313,327

 Total Consumer Services

 $

 31,313,327

 Media - 1.5%

 Movies & Entertainment - 1.5%

 313,978

 Time Warner, Inc.

 $

 21,585,988

 Total Media

 $

 21,585,988

 Retailing - 6.0%

 General Merchandise Stores - 0.5%

 102,705

 Dollar General Corp. *

 $

 7,439,950

 Apparel Retail - 2.1%

 617,833

 Ross Stores, Inc.

 $

 29,946,366

 Automotive Retail - 3.4%

 201,116

 O'Reilly Automotive, Inc. *

 $

 50,279,000

 Total Retailing

 $

 87,665,316

 Food & Staples Retailing - 2.9%

 Food Retail - 2.9%

 514,875

 Walgreens Boots Alliance, Inc.

 $

 42,786,112

 Total Food & Staples Retailing

 $

 42,786,112

 Food, Beverage & Tobacco - 7.2%

 Distillers & Vintners - 1.6%

 236,288

 Brown-Forman Corp.

 $

 22,896,307

 Packaged Foods & Meats - 3.1%

 270,754

 Keurig Green Mountain, Inc.

 $

 14,117,114

 770,125

 Mondelez International, Inc.

 32,245,134

 $

 46,362,248

 Tobacco - 2.5%

 815,878

 Reynolds American, Inc.

 $

 36,118,919

 Total Food, Beverage & Tobacco

 $

 105,377,474

 Health Care Equipment & Services - 7.5%

 Health Care Equipment - 1.1%

 243,082

 Medtronic PLC

 $

 16,271,909

 Health Care Distributors - 1.4%

 273,455

 Cardinal Health, Inc.

 $

 21,006,813

 Health Care Services - 1.4%

 247,861

 Express Scripts Holding Co. *

 $

 20,066,827

 Managed Health Care - 3.6%

 245,483

 Aetna, Inc.

 $

 26,858,295

 143,959

 Humana, Inc.

 25,768,661

 $

 52,626,956

 Total Health Care Equipment & Services

 $

 109,972,505

 Pharmaceuticals, Biotechnology & Life Sciences - 6.4%

 Biotechnology - 4.2%

 104,862

 Alder Biopharmaceuticals, Inc.

 $

 3,435,279

 216,799

 Celgene Corp. *

 23,451,148

 252,297

 Gilead Sciences, Inc. *

 24,773,042

 93,805

 Vertex Pharmaceuticals, Inc. *

 9,768,853

 $

 61,428,322

 Pharmaceuticals - 2.2%

 392,558

 AbbVie, Inc.

 $

 21,359,081

 209,481

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 11,827,297

 $

 33,186,378

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 94,614,700

 Banks - 9.2%

 Diversified Banks - 4.1%

 989,774

 JPMorgan Chase & Co.

 $

 60,346,521

 Regional Banks - 5.1%

 690,807

 Citizens Financial Group, Inc.

 $

 16,482,655

 1,064,153

 First Horizon National Corp.

 15,089,690

 1,440,276

 Huntington Bancshares, Inc./OH

 15,266,926

 1,093,006

 KeyCorp

 14,220,008

 373,618

 SunTrust Banks, Inc.

 14,287,152

 $

 75,346,431

 Total Banks

 $

 135,692,952

 Diversified Financials - 5.6%

 Other Diversified Financial Services - 1.4%

 519,896

 Voya Financial, Inc.

 $

 20,156,368

 Specialized Finance - 2.4%

 81,382

 Intercontinental Exchange, Inc.

 $

 19,123,956

 309,222

 Nasdaq, Inc.

 16,490,809

 $

 35,614,765

 Investment Banking & Brokerage - 1.8%

 365,961

 Lazard, Ltd.

 $

 15,846,111

 360,481

 Morgan Stanley Co.

 11,355,152

 $

 27,201,263

 Total Diversified Financials

 $

 82,972,396

 Insurance - 3.1%

 Multi-line Insurance - 1.8%

 584,357

 The Hartford Financial Services Group, Inc.

 $

 26,751,863

 Property & Casualty Insurance - 1.3%

 503,505

 XL Group Plc

 $

 18,287,302

 Total Insurance

 $

 45,039,165

 Software & Services - 15.0%

 Internet Software & Services - 6.9%

 391,605

 eBay, Inc. *

 $

 9,570,826

 358,300

 Facebook, Inc. *

 32,211,170

 43,488

 Google, Inc. (Class A) *

 27,761,435

 33,763

 Google, Inc. (Class C)

 20,542,084

 360,585

 Yahoo!, Inc. *

 10,424,512

 $

 100,510,027

 IT Consulting & Other Services - 1.1%

 262,022

 Cognizant Technology Solutions Corp. *

 $

 16,405,197

 Data Processing & Outsourced Services - 2.7%

 391,605

 PayPal Holdings, Inc.

 $

 12,155,419

 402,434

 Visa, Inc.

 28,033,552

 $

 40,188,971

 Systems Software - 4.3%

 1,422,203

 Microsoft Corp.

 $

 62,946,705

 Total Software & Services

 $

 220,050,900

 Technology Hardware & Equipment - 5.2%

 Communications Equipment - 1.5%

 189,826

 F5 Networks, Inc. *

 $

 21,981,851

 Computer Storage & Peripherals - 3.7%

 278,635

 Apple, Inc.

 $

 30,733,440

 970,975

 EMC Corp.

 23,458,756

 $

 54,192,196

 Total Technology Hardware & Equipment

 $

 76,174,047

 Semiconductors & Semiconductor Equipment - 2.0%

 Semiconductors - 2.0%

 1,402,971

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 29,111,648

 Total Semiconductors & Semiconductor Equipment

 $

 29,111,648

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 222,221

 Verizon Communications, Inc.

 $

 9,668,836

 Total Telecommunication Services

 $

 9,668,836

 Utilities - 3.9%

 Electric Utilities - 2.5%

 639,732

 American Electric Power Co., Inc.

 $

 36,375,162

 Multi-Utilities - 1.4%

 490,676

 Public Service Enterprise Group, Inc.

 $

 20,686,900

 Total Utilities

 $

 57,062,062

 TOTAL COMMON STOCKS

 (Cost $1,328,741,414)

 $

 1,405,595,174

 TOTAL INVESTMENT IN SECURITIES - 95.6%

 (Cost $1,328,741,414) (a)

 $

 1,405,595,174

 OTHER ASSETS & LIABILITIES - 4.4%

 $

 65,378,119

 TOTAL NET ASSETS - 100.0%

 $

 1,470,973,293

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,332,684,274 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              138,220,111

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (65,309,211)

 Net unrealized appreciation

 $

                72,910,900

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,405,595,174

$
-

$
-

$
1,405,595,174

 Total

$
1,405,595,174

$
-

$
-

$
1,405,595,174

 During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 25, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 25, 2015 * Print the name and title of each signing officer under his or her signature.